Assets held for sale	12 Months Ended
Dec. 31, 2022
Assets Held For Sale [Abstract]
Assets held for sale
Note 26 - Assets held for sale
During fourth quarter of 2022, the Group committed to a plan to sell, to a related party, the Chengdu manufacturing plant held by its subsidiary, Polestar New Energy Vehicle Co. Ltd., that was previously used to manufacture the PS1 and special edition PS2 BST 270. Accordingly, the Chengdu plant and certain related assets are presented as a disposal group held for sale. Polestar has initiated selling efforts and expects to close a sale in the first half of 2023. The assets related to the Chengdu Plant that have been classified as held for sale have a net value of $63,224. The cumulative expense
related to exchange rate differences from translation of the disposal group that are included in other comprehensive income amount to $1,392. Prior to
December
2022, the Group did not hold any assets classified as held for sale.
As of December 31, 2022, the disposal group was stated at the Group’s carrying value and was comprised of the following:

Property, plant and equipment	57,921
Other current assets	5,303

Assets held for sale	63,224